Accrued Interest Date:			Collection Period Ending:
25-Jun-10				30-Jun-10
Distribution Date:	BMW Vehicle Owner Trust 2010-A			Period #
26-Jul-10				3

Balances

	Initial	Period Beginning	Period Ending	Note Pool Factor
Pool Balance	$807,017,816.96	$726,355,036.12	$701,180,126.45
Yield Supplement Overcollateralization	$31,823,968.20	$28,444,465.31	$27,357,594.17
Adjusted Pool Balance	$775,193,848.76	$697,910,570.81	$673,822,532.28
Reserve Account	$1,937,984.62	$1,937,984.62	$1,937,984.62
Overcollateralization	$25,193,848.76	$33,333,335.50	$33,333,335.50

Class A-1 Notes	$179,200,000.00	$93,822,124.85	$69,689,196.78	0.74278
Class A-2 Notes	$239,000,000.00	$239,000,000.00	$239,000,000.00	1.00000
Class A-3 Notes	$254,000,000.00	$254,000,000.00	$254,000,000.00	1.00000
Class A-4 Notes	$77,800,000.00	$77,800,000.00	$77,800,000.00	1.00000
Total Notes	$750,000,000.00	$664,622,124.85	$640,489,196.78

Reconciliation of Collection Account

Available Funds:
Available Interest:
Interest Collected on Receivables	2,494,781.52
Servicer Advances	186,250.35
Servicer Advance Reimbursement	165,957.25
Administrative Purchase Payment
Warranty Purchase Payment	510.90
Recoveries	14,580.02
Investment Earnings on Trust Accounts
Interest from Reserve Account	196.50
Interest from Collection Account	3,491.79
Total Available Interest	2,533,853.83

Available Principal:
Principal Collection on Receivables
Receipts of Scheduled Principal	16,047,099.53
Receipts of Pre-Paid Principal	8,552,063.51
Liquidation Proceeds	222,944.79
Administrative Purchase Payment
Warranty Purchase Payment	198,538.99
Total Available Principal	25,020,646.82

Advances from the Reserve Account
Release from Reserve Fund Account

Total Available Funds:	27,554,500.65

Distributions:
Servicing Fees	605,295.86
Non-recoverable Servicer Advance Reimbursement	7,124.46
Noteholder's Accrued and Unpaid Interest	588,364.19
Priority Principal Distribution to Noteholders	$0.00
Reserve Account deposit to achieve the Specified Reserve Account Balance	-
Regular Principal Distribution Amount to Noteholders	$24,132,928.07
Owner Trustee and Indenture Trustee Fees	-
Certificateholder Distribution	$2,220,788.06

Total Distributions	27,554,500.65

Monthly Period Receivables Principal Balance Calculation
Beginning Receivable Principal Balance	726,355,036.12
Monthly Principal Received
Regular Principal Received	16,047,099.53
Prepaid Principal Received	8,552,063.51
Liquidations	222,944.79
Principal Balance Allocable to Gross Charge-offs	154,262.85
Principal Portion of Repurchased Receivables	198,538.99
Total Monthly Principal Amounts	25,174,909.67
Ending Receivable Principal Balance	701,180,126.45

Distributions

Interest Distributable Amount	Interest Rate	Current Int	Per $1,000
Class A-1 Notes	0.27929%	$22,564	$0.24
Class A-2 Notes	0.68000%	$135,433	$0.57
Class A-3 Notes	1.39000%	$294,217	$1.16
Class A-4 Notes	2.10000%	$136,150	$1.75
Total		$588,364

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Factor
Class A-1 Notes	$93,822,125	$24,132,928	$69,689,197	$134.67	38.89%
Class A-2 Notes	$239,000,000	$0	$239,000,000	$0.00	100.00%
Class A-3 Notes	$254,000,000	$0	$254,000,000	$0.00	100.00%
Class A-4 Notes	$77,800,000	$0	$77,800,000	$0.00	100.00%
Total	664,622,124.85	$24,132,928	$640,489,197

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	$0	$0
Class A-2 Interest Carryover Shortfall	-	$0	$0
Class A-3 Interest Carryover Shortfall	-	$0	$0
Class A-4 Interest Carryover Shortfall	-	$0	$0

Yield Supplement Overcollateralization

Beginning Period Required Amount	28,444,465.31
Beginning Period Amount	28,444,465.31
Current Distribution Date Required Amount	27,357,594.17
Current Period Release	1,086,871.14
Ending Period Amount	27,357,594.17
Next Distribution Date Required Amount	26,290,804.76

Reserve Account

Beginning Period Required Amount	1,937,984.62
Beginning Period Amount	1,937,984.62
Net Investment Earnings	196.50
Current Period Deposit Amount Due	-
Current Period Deposit Amount Paid From Collection Account	-
Current Period Release to Note Distribution Account	-
Ending Period Required Amount	1,937,984.62
Current Period Release to Depositor	196.50
Ending Period Amount	1,937,984.62

Overcollateralization

Beginning Period Overcollateralization Amount	33,333,335.50
Target Overcollateralization Amount	33,333,335.50
Ending Period Overcollateralization Amount	$33,333,335.50
Current Period Release	-

Receivables Data

	Beginning Period	Ending Period
Number of Contracts	29,384	28,928
Weighted Average Remaining Term	47.76	46.89
Weighted Average Annual Percentage Rate	4.16%	4.14%

Delinquencies Aging Profile End of Period	Dollar Amount	Percentage
30-59 days	3,298,418.50	0.47%
60-89 days	918,945.25	0.13%
90-119 days	290,364.13	0.04%
120+ days	105,167.40	0.01%
Total 30+ days past due	4,612,895.28	0.66%

Write-offs
Gross Write-Offs for Current Period	158,717.92
Recoveries for Current Period	14,580.02
Net Write-Offs for Current Period	144,137.90

Cumulative Realized Losses	180,497.01	0.02%

Repossessions	Dollar Amount	Units
Beginning Period Repossessed Receivables Balance	497,419.81	17
Ending Period Repossessed Receivables Balance	$615,818.20	22
Principal Balance of 90+ Day Repossessed Vehicles		-